Tax On Profit On Ordinary Activities - Narrative (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	20.50%		19.00%
Tax incentives and non deductible items	£ (663,000)	£ (867,000)		£ (1,359,000)
Tax effect of tax losses	1,900,000	(2,100,000)
Adjustments related to prior periods	2,760,000	(354,000)		£ (502,000)
Aggregate amount of unremitted profits	341,000,000.0	158,000,000.0
Deferred tax liabilities	30,814,000	14,434,000	[1]
Deferred tax liabilities not provided for	0	10,100,000
Permanent difference for deferred tax	8,200,000
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 9,400,000	£ 4,000,000.0

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).